Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Investments in U.S. Treasury notes - amortized cost	$ 21,617,368	$ 43,712,747
Cash denominated in foreign currencies, cost	6,909,914	10,692,888
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	127,102,393	144,189,124
Cash denominated in foreign currencies , cost	$ 162,735	$ 0
Managing Owner Interest [Member]
Units outstanding	3,271.911	3,072.023
Series 1 Unitholders [Member]
Units outstanding	110,008.795	139,480.782
Series 3 Unitholders [Member]
Units outstanding	19,251.321	19,430.096
Series 4 Unitholders [Member]
Units outstanding	3,619.144	3,286.212
Series 5 Unitholders [Member]
Units outstanding	584.994	0.000